Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 item	Sep. 30, 2012	Sep. 30, 2011
Segment Information
Number of business segments									4
Segment Information
Net sales	$ 813,111	$ 802,829	$ 757,874	$ 789,227	$ 749,222	$ 782,316	$ 752,986	$ 715,209	$ 3,163,041	$ 2,999,733	$ 2,864,427
Income (loss) from operations									329,421	394,370	237,321
Depreciation and amortization									110,636	102,271	99,675
Capital expenditures									129,220	86,314	43,999
U.K.
Segment Information
Net sales									675,378	641,752	596,927
Netherlands
Segment Information
Net sales									98,673	84,167	80,221
Ireland
Segment Information
Net sales									36,655	33,341	33,774
Reportable Business Segments
Segment Information
Net sales									3,163,041	2,999,733	2,864,427
Income (loss) from operations									465,933	471,981	476,762
Depreciation and amortization									63,682	67,380	65,763
Capital expenditures									38,137	23,959	20,985
Wholesale
Segment Information
Net sales									1,938,921	1,826,780	1,764,755
Income (loss) from operations									231,812	241,504	283,775
Depreciation and amortization									36,517	39,692	38,840
Capital expenditures									971	804	652
European Retail
Segment Information
Net sales									743,861	699,675	653,630
Income (loss) from operations									170,479	157,540	125,233
Depreciation and amortization									14,320	13,988	13,288
Capital expenditures									27,198	22,428	19,338
European Retail | Holland & Barrett
Segment Information
Number of stores	736								736
European Retail | Holland & Barrett | China
Segment Information
Number of franchised stores	29								29
European Retail | Holland & Barrett | Singapore
Segment Information
Number of franchised stores	23								23
European Retail | Holland & Barrett | United Arab Emirates
Segment Information
Number of franchised stores	7								7
European Retail | Holland & Barrett | Cyprus
Segment Information
Number of franchised stores	7								7
European Retail | Holland & Barrett | Malta
Segment Information
Number of franchised stores	4								4
European Retail | Holland & Barrett | Gibraltar
Segment Information
Number of franchised stores	1								1
European Retail | Holland & Barrett | Iceland
Segment Information
Number of franchised stores	1								1
European Retail | GNC (UK) stores | U.K.
Segment Information
Number of stores	57								57
European Retail | De Tuinen | Netherlands
Segment Information
Number of stores	127								127
Number of franchised stores	7								7
European Retail | Nature's Way | Ireland
Segment Information
Number of stores	47								47
European Retail | Essenza | Belgium
Segment Information
Number of stores	13								13
Direct Response / E-Commerce
Segment Information
Net sales									246,731	239,409	229,774
Income (loss) from operations									39,104	46,179	51,060
Depreciation and amortization									10,137	10,504	10,438
Capital expenditures									4,411	131	40
North American Retail
Segment Information
Net sales									233,528	233,869	216,268
Income (loss) from operations									24,538	26,758	16,694
Depreciation and amortization									2,708	3,196	3,197
Capital expenditures									5,557	596	955
North American Retail | Vitamin World
Segment Information
Number of stores	421								421
Corporate/Manufacturing
Segment Information
Income (loss) from operations									(136,512)	(77,611)	(239,441)
Depreciation and amortization									46,954	34,891	33,912
Capital expenditures									$ 91,083	$ 62,355	$ 23,014